Statement of Financial Position (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
Common shares par value
Common shares authorized	300,000,000	300,000,000
Common shares issued	83,265,969	82,265,969
Common shares outstanding	83,265,969	82,265,969